Commitments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item bbl	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Commitments [Line Items]
Royalty maximum production benchmark | item	15
Royalty benchmark percentage of total calculation	75.00%
Percentage of discount on royalty rate over gas production	20.00%
Accumulated production of fields benchmark minimum | bbl	5,000,000
Capital commitments	$ 3,320,000	$ 5,869,000
Llanos 34, Llanos 32 And Llanos 123 Blocks [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate	1.00%
Llanos 87 Block [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate	3.00%
CPO-5 Block [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate	23.00%
Platanillo Block [Member]
Disclosure Of Commitments [Line Items]
Additional Applicable Economical Right Production Royalty Rate	0.00%
Campanario and Isla Norte Blocks [Member]
Disclosure Of Commitments [Line Items]
Investment Assumption Percentage	100.00%
Campanario Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 5,002,000
Isla Norte Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	867,000
REC-T-58 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	118,000
REC-T-67 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	118,000
REC-T-77 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	118,000
POT-T-834 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	118,000
Espejo and Perico Blocks [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 38,996,000
Working interest percentage	50.00%
POT-T 785 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 57,000
Llanos 123 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	3,343,000
CPO-4-1 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	2,922,000
CPO-5 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	9,313,000
Coati Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	4,500,000
Mecaya Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	2,000,000
Mecaya, Private Agreement With Other Partner in Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	600,000
PUT-8 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	13,107,000
PUT-9 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	10,550,000
PUT-9, Private Agreement With Other Partner In Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	4,365,000
Tacacho Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	4,080,000
Tacacho, Other Partner in Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	1,224,000
Terecay Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	4,046,000
Terecay Other Partner in Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	2,856,000
Llanos 104 Block (Colombia) [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	3,343,000
PUT-14 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	16,122,000
PUT-36 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 11,531,000
Investment commitment term (in years)	3 years
Previous Owners of Block [Member]
Disclosure Of Commitments [Line Items]
Accrued Overriding Royalty Payments	$ 26,101,000	$ 27,453,000	$ 34,032,000
Previous Owners of Block [Member] | Llanos 34 Blocks [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate	4.00%
Previous Owners of Block [Member] | Llanos 32 Blocks [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate	2.50%
Previous Owners of Block [Member] | CPO-5 Block [Member]
Disclosure Of Commitments [Line Items]
Grossing up percentage over the overriding royalty rate.	20.00%
Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Gas [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	7.50%
Minimum | Andaquies, Coati, Mecaya, PUT-8, PUT-9, Tacacho and Terecay Blocks [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate	1.20%
Minimum | Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Oil And Natural Gases [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Maximum
Disclosure Of Commitments [Line Items]
Capital commitments	$ 40,228,000
Maximum | Andaquies, Coati, Mecaya, PUT-8, PUT-9, Tacacho and Terecay Blocks [Member]
Disclosure Of Commitments [Line Items]
Overriding Royalty rate	8.50%
Maximum | Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Oil And Natural Gases [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	10.00%